Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP QACA - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits as reported in the financial statements	$ 8,696,840,656	$ 7,918,041,830
Delinquent notes receivable in financial statements recorded as deemed distributions in the Form 5500	(4,522,280)	(4,341,451)
Net assets available for benefits as reported in the Form 5500	$ 8,692,318,376	$ 7,913,700,379